PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,
	2025	2026
	RMB	RMB
Advance to suppliers	467,429	104,496
Receivables from supply chain service provider	6,042	-
Other receivables	25,781	65,748
Less: Allowance for credit losses	(453,717)	(64,217)
Prepaid expenses and other current assets, net	45,535	106,027

SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

During the year ended March 31, 2026, the allowance for credit losses decreased primarily as a result of the recovery, settlement and/or write-off of certain previously impaired balances together with management’s reassessment of the remaining outstanding balances.

	2025	2026
	RMB	RMB
Balance at beginning of period	355	453,717
Disposal of subsidiaries	-	(397,497)
Additions/(reversal) for the year	453,689	(706)
Foreign currency translation difference	(327)	8,703
Balance at the end of period	453,717	64,217